                                           13F-HR
                                           Form 13F Holdings Report

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                   June 28, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment  (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                              Schulhoff & Company, Inc.
Address:                           7 West Seventh Street
                                   Suite 1920
                                   Cincinnati, Ohio  45202

13F File Number:                   028-04833

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person signing this report on Behalf of Reporting Manager:

Name:                                      Henry L. Schulhoff
Title:                                     President
Phone:                                     513-241-2900
Signature, Place, and Date of Signing:

Henry L. Schulhoff                         Cincinnati, Ohio         07/31/02


Report Type  (Check only one.):
[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                                                     FORM 13F INFORMATION TABLE
                                                                                                           VOTING AUTHORITY
                                                 VALUE   SHARES/ SH/  PUT/     INVSTMT      OTHER
  NAME OF ISSUER      TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL     DSCRETN     MANAGERS    SOLE    SHARED       NONE
....................................................................................................................................

3M COMPANY                 COM        604059105   1254    10200 SH               SOLE                    0        0        10200
ABBOTT LABORATORIES        COM        002824101    384    10200 SH               SOLE                    0        0        10200
AES CORPORATION            COM        00130H105     70    13009 SH               SOLE                    0        0        13009


AMERICAN EXPRESS           COM        025816109    439    12100 SH               SOLE                    0        0        12100
ARCHER DANIELS MIDLAND     COM        039483102    140    10982 SH               SOLE                    0        0        10982
BANK ONE CORP              COM        06423A103    700    18200 SH               SOLE                    0        0        18200
BANK OF NEW YORK           COM        064057102    278     8250 SH               SOLE                    0        0         8250
BARRICK GOLD               COM        067901108    374    19700 SH               SOLE                    0        0        19700
BAXTER INTERNATIONAL       COM        071813109    434     9764 SH               SOLE                    0        0         9764
BELLSOUTH CORP             COM        079860102    912    28965 SH               SOLE                    0        0        28965
BELO (A.H.)                CLASS A    080555105   1555    68800 SH               SOLE                    0        0        68800
BERKSHIRE HATHAWAY         CLASS A    084670108   2271       34 SH               SOLE                    0        0           34
BP AMOCO ADS               COM        055622104    793    15714 SH               SOLE                    0        0        15714
BRISTOL-MYERS SQUIBB       COM        110122108   2133    83004 SH               SOLE                    0        0        83004
BROADWING                  COM        111620100     78    30155 SH               SOLE                    0        0        30155
BROWN-FORMAN               CLASS A    115637100    813    11600 SH               SOLE                    0        0        11600
BROWN-FORMAN               CLASS B    115637209    500     7250 SH               SOLE                    0        0         7250
CENTER TRUST               COM        151845104    180    25500 SH               SOLE                    0        0        25500
CHEVRONTEXACO CORP         COM        166764100   1197    13529 SH               SOLE                    0        0        13529
CINCINNATI FINANCIAL       COM        172062101   4170    89624 SH               SOLE                    0        0        89624
CINERGY CORP               COM        172474108    372    10350 SH               SOLE                    0        0        10350
COCA-COLA COMPANY          COM        191216100   3160    56433 SH               SOLE                    0        0        56433
COLONIAL PROPERTIES        COM        195872106    555    14259 SH               SOLE                    0        0        14259
COMMUNITY TRUST BANCORP    COM        204149108    351    12497 SH               SOLE                    0        0        12497
CONVERGYS CORP             COM        212485106    253    13028 SH               SOLE                    0        0        13028
DIME LITIGATION WARRANTS   WARRANTS   25429Q110      1    18500 SH               SOLE                    0        0        18500
DOW CHEMICAL               COM        260543103    330     9610 SH               SOLE                    0        0         9610
DOW JONES & CO.            COM        260561105    831    17167 SH               SOLE                    0        0        17167
DUKE REALTY                COM        264411505    204     7050 SH               SOLE                    0        0         7050
EMERSON ELECTRIC           COM        291011104    251     4700 SH               SOLE                    0        0         4700
EXXON MOBIL CORP           COM        30231G102   5324   130130 SH               SOLE                    0        0       130130
FIFTH THIRD BANCORP        COM        316773100    379     5692 SH               SOLE                    0        0         5692
FORTUNE BRANDS             COM        349631101    458     8188 SH               SOLE                    0        0         8188
GALLAHER GROUP ADS         COM        363595109    305     8188 SH               SOLE                    0        0         8188
GENERAL ELECTRIC           COM        369604103   2321    79902 SH               SOLE                    0        0        79902
GILLETTE CO.               COM        375766102   1498    44250 SH               SOLE                    0        0        44250
GLAXOSMITHKLINE PLC ADS    COM        37733W105    200     4640 SH               SOLE                    0        0         4640
HARRIS INTERACTIVE         COM        414549105     84    25051 SH               SOLE                    0        0        25051
HILLENBRAND INDUS.         COM        431573104    763    13600 SH               SOLE                    0        0        13600
INTL BUS. MACHINES         COM        459200101   1534    21316 SH               SOLE                    0        0        21316


JOHNSON & JOHNSON          COM        478160104   3552    67968 SH               SOLE                    0        0        67968
JP MORGAN CHASE & CO       COM        46625H100   3707   109307 SH               SOLE                    0        0       109307
KROGER CO                  COM        501044101    207    10412 SH               SOLE                    0        0        10412
LAFARGE CORP               COM        505862102    435    12400 SH               SOLE                    0        0        12400
LIGAND PHARMACEUTICALS     COM        53220K207    145    10000 SH               SOLE                    0        0        10000
LILLY (ELI)                COM        532457108    603    10700 SH               SOLE                    0        0        10700
MERCK & CO.                COM        589331107   1929    38102 SH               SOLE                    0        0        38102
MID-AMERICA APART COMM     COM        59522J103    958    35813 SH               SOLE                    0        0        35813
PNC BANK CORP              COM        693475105    282     5404 SH               SOLE                    0        0         5404
PFIZER, INC.               COM        717081103   2376    67887 SH               SOLE                    0        0        67887
PHARMACIA CORP             COM        71713U102    729    19490 SH               SOLE                    0        0        19490
PROCTER & GAMBLE           COM        742718109   9120   102128 SH               SOLE                    0        0       102128
SBC COMMUNICATIONS         COM        78387G103   3571   117100 SH               SOLE                    0        0       117100
SCHERING-PLOUGH            COM        806605101    501    20400 SH               SOLE                    0        0        20400
SCOTTS CO.                 CLASS A    810186106   1711    37700 SH               SOLE                    0        0        37700
SUMMIT PROPERTIES          COM        866239106    233    10000 SH               SOLE                    0        0        10000
TIFFANY & CO               COM        886547108    225     6400 SH               SOLE                    0        0         6400
TOLL BROTHERS              COM        889478103    328    11200 SH               SOLE                    0        0        11200
UNUMPROVIDENT CORP         COM        91529Y106    223     8800 SH               SOLE                    0        0         8800
US BANCORP                 COM        902973304   7693   329472 SH               SOLE                    0        0       329472
VERIZON COMMUNICATIONS     COM        92343V104   1442    35924 SH               SOLE                    0        0        35924
VIAD CORP                  COM        92552R109    288    11108 SH               SOLE                    0        0        11108
VODAFONE AIRTOUCH ADR      COM        92857T107    282    20666 SH               SOLE                    0        0        20666
WASHINGTON MUTUAL          COM        939322103    677    18263 SH               SOLE                    0        0        18263
WINTON FINANCIAL           COM        976446104    133    13294 SH               SOLE                    0        0        13294
WYETH CORP                 COM        983024100    729    14240 SH               SOLE                    0        0        14240
ZIMMER HOLDINGS            COM        98956P102    262     7358 SH               SOLE                    0        0         7358

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:                                67

Form 13F Information Table Value Total:                              80190



List of Other Included Managers:

No.                                        13F File Number            Name